Label	Element	Value
Risk Return Detail Data [Abstract]	gmost_RiskReturnDetailDataAbstract
Registrant Name	dei_EntityRegistrantName	GMO Series Trust
Prospectus Date	rr_ProspectusDate	Dec. 06, 2017
Document Creation Date	dei_DocumentCreationDate	Dec. 06, 2017